Share-Based Payment Arrangements (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended					12 Months Ended
	Mar. 02, 2023	Jul. 11, 2022	Nov. 07, 2021	Jun. 07, 2021	Apr. 24, 2023	Oct. 31, 2022	Jun. 23, 2022	May 23, 2022	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangements [Line Items]
Stock option granted	$ 45	$ 3,750			$ 2,732	$ 750		$ 6,635
Purchase the equilent of ADSs	4,500				273
Purchase the equivalent ADSs	$ 4,500				$ 273
Options exercise price (in Dollars per share)		$ 0.245			$ 0.19	$ 0.208				$ 0.19	$ 0.208	$ 0.346
Option exercise ordinary share (in Shares)	1	1	1	1	1	1	1	1	1
American shares (in Shares)										10
Option outstanding										$ 6	$ 6	$ 6
Weighted average contractual life										3 years 1 month 6 days	3 years 10 months 13 days	3 years 10 months 24 days
Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Stock option granted			$ 112	$ 638					$ 420
Options exercise price (in Dollars per share)	$ 0.198		$ 0.47	$ 0.47					$ 0.492
Exercisable period	5 years	5 years	5 years		5 years	5 years		5 years
Officer [Member]
Share-Based Payment Arrangements [Line Items]
Options exercise price (in Dollars per share)								$ 0.304
Exercisable period				5 years					5 years
Consultant per shares (in Dollars per share)							$ 0.276
RSUs [Member]
Share-Based Payment Arrangements [Line Items]
Stock option granted		$ 150				$ 750
Fair value of options and grants measured		$ 591				$ 267
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangements [Line Items]
Stock option granted	$ 45				$ 2,732
Share Based Payment Arrangements [Member]
Share-Based Payment Arrangements [Line Items]
Stock option granted								$ 5,885
American shares (in Shares)										10
Share Based Payment Arrangements [Member] | Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Vesting period	3 years	3 years	3 years	3 years	3 years	3 years		3 years	3 years
Fair value of options and grants measured	$ 16		$ 73	$ 406	$ 729			$ 3,237	$ 268
Share Based Payment Arrangements [Member] | New Director [Member]
Share-Based Payment Arrangements [Line Items]
Stock option granted			$ 112
Share Based Payment Arrangements [Member] | Officer and Employee [Member]
Share-Based Payment Arrangements [Line Items]
Stock option granted				$ 488					$ 420